NOTES PAYABLE - Notes payable outstanding (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Convertible note due 2026	$ 8,583,333	$ 7,000,000
Discounts, net	(481,736)	(462,602)
Debt issuance costs, net	(3,681,300)	(4,303,686)
Total, convertible note	4,420,297	2,233,712
Airlife Note - principal	444,444
Airlife Note - accrued interest	118,283
Total, Airlife Note	562,727		$ 469,968
Total notes payable - current	4,983,024	2,233,712
AirLife Note - principal	1,555,556	2,000,000
AirLife Note - accrued interest	142,055	217,823
Notes payable - noncurrent	1,697,611	2,217,823	$ 2,053,013
Debt issue discount, gross	70,000	490,000
Accumulated debt issue discount	218,264	27,398
Debt issuance costs, gross	4,905,769	4,558,574
Accumulated debt issuance discount	$ 1,224,469	$ 254,888